Operating costs - Key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Analysis of income and expense [abstract]
Short-term employee benefits	£ 7	£ 7	£ 7
Compensation for loss of office	0	1	0
Post-employment benefits	1	1	1
Share-based payments	4	3	3
Total key management compensation	£ 12	£ 12	£ 11